UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:
(212) 697-6666

Date of fiscal year end:   3/31/16

Date of reporting period: 9/30/16

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2016

Please plan to join us for your 2017 shareholder meeting. Details will be available on our website as the date approaches: www.aquilafunds.com or through your financial professional.

Hawaiian Tax-Free Trust “The Role of Trustees” Serving Hawaii investors since 1985

November, 2016

Dear Fellow Shareholder:

     As you may be aware, the Investment Company Act of 1940 (the “1940 Act”) is the primary federal law governing the structure and operation of mutual funds. It is enforced and regulated by the U.S. Securities and Exchange Commission (the “SEC”) and defines, among other things, certain responsibilities of Trustees.

     Under applicable state law, Trustees are charged, as their primary responsibility, with safeguarding the interests of shareholders. As such, your Trustees seek to act in your best interests, putting your interests ahead of their own interests and those of anyone else, in overseeing the policies and procedures of Hawaiian Tax-Free Trust (your “Trust”), as well as the services provided by your Trust’s key service providers.

     Your Trustees’ key role is to be alert and sensitive to any conflicts of interest. By law, a substantial number of the Trustees must be “independent,” meaning that they have no affiliation with any sponsoring or support organization of the Trust. This requirement is in place in an effort to enhance Trustee impartiality. In order to ensure that your Board of Trustees continually maintains adequate independence, your Trustees complete a questionnaire on an annual basis which is, in turn, reviewed by your Trust’s legal counsel. It is also worthy to note that, at all times, a significant percentage of the Trustees must have been elected by you, the shareholders.

     The 1940 Act requires your Board of Trustees to review certain of your Trust’s contracts on at least an annual basis, at which time, the majority of your Trustees, including a majority of the independent Trustees, must be present in person. Moreover, in their review of the contract with your Trust’s adviser, the Trustees seek to consider certain factors and their conclusions are disclosed to you in your Trust’s next annual or semi-annual report (as is the case with this semi-annual report). Your Trustees’ other key responsibilities include oversight of your Trust’s compliance policies and procedures, valuation and risk management.

     Your Board of Trustees oversees the business of your Trust through regular quarterly and ad hoc board meetings, committee meetings (which focus on specific subject matters) and frequent communications. These meetings allow Trustees to be brought up-to-date on the affairs of your Trust, ask questions, and deliberate and vote on issues important to your Trust and its shareholders.

     Selection and nomination of independent Trustees is by the existing independent Trustees. As detailed in the Nominating Committee Charter which is available on your Trust’s website (www.aquilafunds.com), your Board of Trustees seeks to develop and maintain a board of high quality, independence and integrity to best serve your interests. The Trustees associated with the Aquila Group of Funds are additionally selected on the basis of being accomplished individuals of diverse backgrounds from various parts of the United States, including Hawaii. Through this diversity, we strive to provide your Trust with a broad breadth and balance of knowledge and experience. Biographical and other information on your Board of Trustees is available on our website and, by law, is included in your Trust’s annual report and Statement of Additional Information.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although, not required, Trustees in the Aquila Group of Funds self-impose some additional criteria.

•
In addition to overseeing your Trust, all Trustees are also fellow shareholders. While Trustees, like any investor, must consider, among other things, their own personal investment objectives (including tax benefits afforded the investment by their state of residence) when deciding upon the size of their investment in Hawaiian Tax-Free Trust, we believe it is important that each Trustee has “some skin the game.”

•	Consideration is given to including local residents as Trustees. In this way, the Trust can benefit from their hands-on insight and knowledge of their State.

     In short, your Board of Trustees are your “watchdogs,” looking over operations of Hawaiian Tax-Free Trust.

      It has been our experience that those who have undertaken to serve as Trustees diligently devote their energies, talents and experience to furthering the interests of you, our shareholders.

Sincerely,
Diana P. Herrmann, Vice Chair and President

     Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Trust faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could result in increased redemptions from the Fund.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Trust historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (49.5%)	Rating Moody’s, S&P and Fitch	Value

	City & County (30.8%)
	City and County of Honolulu, Hawaii
	Refunding, Series B
$5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	$5,761,300
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,444,930
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,656,500
	City and County of Honolulu, Hawaii,
	Series A
1,000,000	5.000%, 10/01/19	Aa1/NR/AA+	1,117,810
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,306,980
2,000,000	5.000%, 10/01/21	Aa1/NR/AA+	2,371,220
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,434,040
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,491,340
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	6,338,700
5,000,000	5.000%, 10/01/25	Aa1/NR/AA+	6,442,200
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,437,350
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,424,200
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	6,041,050
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	6,005,550
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,999,150
5,000,000	4.000%, 11/01/35	Aa1/NR/AA+	5,488,000
	City and County of Honolulu, Hawaii,
	Series A, Refunding
5,000,000	5.000%, 04/01/19	Aa1/NR/AA+	5,498,200
	City and County of Honolulu, Hawaii,
	Series B
5,385,000	5.000%, 11/01/21	Aa1/NR/AA+	6,397,757
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	6,096,350
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,645,350
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,823,250
5,000,000	4.500%, 11/01/29	Aa1/NR/AA+	5,810,650
	City and County of Honolulu, Hawaii,
	Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,562,616
1,300,000	5.000%, 10/01/24	Aa1/NR/AA+	1,648,062
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,366,734
2,000,000	5.000%, 10/01/27	Aa1/NR/AA+	2,567,220

1 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City & County (continued)
	City and County of Honolulu, Hawaii,
	Series D
$3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	$3,932,425
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,290,777
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,298,453
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,629,880
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	10,204,793
	City and County of Honolulu, Hawaii,
	Series F
5,000,000	5.000%, 09/01/19	Aa1/NR/AA+	5,572,800
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,588,100
	County of Hawaii, Series A
1,155,000	5.250%, 07/15/17	Aa2/AA-/AA-	1,194,847
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,794,690
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,065,140
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,807,707
	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	607,370
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,212,830
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,213,460
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,900,237
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,199,590
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,198,330
	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,125,010
	County of Hawaii, Series B
750,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	774,427
	County of Hawaii, Series B
1,000,000	5.000%, 09/01/17	Aa2/AA-/AA-	1,037,810
1,185,000	4.000%, 09/01/19	Aa2/AA-/AA-	1,285,832
	County of Hawaii, Series D-BAN
15,000,000	1.730%, 06/28/17***	NR/NR/NR*	15,000,000
	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA-	865,132
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,095,760

2 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City & County (continued)
	County of Kauai, Hawaii, Refunding,
	Series A (continued)
$1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	$1,631,824
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,418,895
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,086,810
970,000	3.000%, 08/01/25	Aa2/AA/AA-	1,037,939
600,000	3.000%, 08/01/26	Aa2/AA/AA-	637,908
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,654,399
345,000	5.000%, 08/01/29	Aa2/AA/AA-	415,490
	County of Kauai, Hawaii,
	2005-Series A, Unrefunded
30,000	5.000%, 08/01/17 NPFG/ FGICInsured	Aa2/AA/NR	933,050
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,424
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,739
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,099,843
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,112,500
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,279,272
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,139,149
2,385,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,640,267
	County of Maui, Hawaii, Series 2012
270,000	5.000%, 06/01/21 .	Aa1/AA+/AA+	319,680
	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,667,718
	County of Maui, Hawaii, Series 2014
	Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,067,900
1,500,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,664,355
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,309,849
1,000,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,245,980
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	5,084,074
	Total City & County		242,792,974

	State (18.7%)
	State of Hawaii, Series DK,
	Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	149,145

3 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	State of Hawaii, Series DK,
	Unrefunded balance (continued)
	State of Hawaii, Series DQ
$500,000	5.000%, 06/01/17	Aa1/AA+/AA	$513,765
	State of Hawaii, Series DR
2,075,000	5.000%, 06/01/17	Aa1/AA+/AA	2,132,125
	State of Hawaii, Series DY, Refunding
3,765,000	5.000%, 02/01/20	Aa1/AA+/AA	4,250,572
	State of Hawaii, Series DZ
10,575,000	5.000%, 12/01/29	Aa1/AA+/AA	12,514,032
6,500,000	5.000%, 12/01/30	Aa1/AA+/AA	7,681,180
	State of Hawaii, Series DZ,
	Unrefunded balance
790,000	5.000%, 12/01/19	Aa1/AA+/AA	887,905
5,015,000	5.000%, 12/01/26	Aa1/AA+/AA	5,967,649
3,385,000	5.000%, 12/01/28	Aa1/AA+/AA	4,011,259
	State of Hawaii, Series EA
4,520,000	5.000%, 12/01/16	Aa1/AA+/AA	4,550,103
	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,417,796
5,000,000	5.000%, 11/01/22	Aa1/AA+/AA	6,073,500
1,500,000	5.000%, 11/01/24	Aa1/AA+/AA	1,829,880
5,300,000	5.000%, 11/01/25	Aa1/AA+/AA	6,455,188
1,000,000	5.000%, 11/01/27	Aa1/AA+/AA	1,215,350
	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa1/AA+/AA	1,611,735
1,500,000	5.000%, 08/01/20	Aa1/AA+/AA	1,719,570
1,000,000	5.000%, 08/01/21	Aa1/AA+/AA	1,178,540
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,195,316
	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa1/AA+/AA	2,469,800
	State of Hawaii, Series EO, Refunding
5,000,000	5.000%, 08/01/21	Aa1/AA+/AA	5,892,700
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	5,009,480
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,484,760
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,236,600
1,000,000	5.000%, 08/01/30	Aa1/AA+/AA	1,231,670
	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,414,860

4 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	State of Hawaii, Series EP, Refunding
	(continued)
$5,000,000	5.000%, 08/01/23	Aa1/AA+/AA	$6,174,500
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	6,278,600
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	6,324,900
5,245,000	5.000%, 08/01/26	Aa1/AA+/AA	6,608,280
	State of Hawaii, Series ET
1,100,000	4.000%, 10/01/18	Aa1/AA+/AA	1,167,518
	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa1/AA+/AA	1,878,384
	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,567,220
	State of Hawaii, Series FB
2,000,000	5.000%, 04/01/24	Aa1/AA+/AA	2,497,300
6,100,000	5.000%, 04/01/27	Aa1/AA+/AA	7,789,578
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,600,894
	State of Hawaii, Series FG
5,000,000	3.000%, 10/01/19†††	Aa1/AA+/AA	5,291,600
8,000,000	5.000%, 10/01/21†††	Aa1/AA+/AA	9,465,680
2,000,000	3.000%, 10/01/22†††	Aa1/AA+/AA	2,200,980
	Total State		147,939,914
	Total General Obligation Bonds		390,732,888

	Revenue Bonds (33.9%)

	Airport (4.4%)
	State of Hawaii Airport System Revenue,
	Series A, AMT
1,000,000	5.000%, 07/01/45	A1/A+/A	1,160,200
	State of Hawaii Airport System Revenue
	Refunding, AMT
13,000,000	5.000%, 07/01/21††††	A1/A+/A	14,996,280
5,000,000	5.000%, 07/01/22	A1/A+/A	5,733,350
1,500,000	5.000%, 07/01/23	A1/A+/A	1,709,730
2,000,000	5.000%, 07/01/24	A1/A+/A	2,272,840
	State of Hawaii Airport System Revenue
	Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A	1,327,985
1,000,000	5.250%, 07/01/23	A1/A+/A	1,153,180

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Airport (continued)
	State of Hawaii Airport System Revenue,
	Series A
$2,000,000	4.000%, 07/01/20	A1/A+/A	$2,218,840
3,000,000	5.000%, 07/01/22	A1/A+/A	3,432,090
	State of Hawaii Department of
	Transportation Airports Division
	Lease Revenue COP AMT
300,000	5.000%, 08/01/21	A2/A/A-	345,792
	Total Airport		34,350,287

	Education (3.2%)
	University of Hawaii, Revenue Refunding,
	Med School, Series E
500,000	5.000%, 10/01/21	Aa2/A+/AA	590,940
1,500,000	5.000%, 10/01/25	Aa2/A+/AA	1,908,135
1,685,000	5.000%, 10/01/29	Aa2/A+/AA	2,130,177
	University of Hawaii, Series A
1,510,000	5.000%, 10/01/17	Aa2/A+/AA	1,572,182
1,000,000	4.000%, 10/01/18	Aa2/A+/AA	1,058,120
2,725,000	5.500%, 10/01/22	Aa2/A+/AA	3,078,296
5,225,000	5.250%, 10/01/34	Aa2/A+/AA	5,805,341
	University of Hawaii, Series A-2
1,125,000	4.000%, 10/01/16	Aa2/A+/AA	1,125,000
2,175,000	4.000%, 10/01/17	Aa2/A+/AA	2,243,208
1,000,000	4.000%, 10/01/19	Aa2/A+/AA	1,085,040
	University of Hawaii, Series B
750,000	4.000%, 10/01/23	Aa2/A+/AA	874,508
1,250,000	4.000%, 10/01/24	Aa2/A+/AA	1,476,200
1,050,000	5.000%, 10/01/25	Aa2/A+/AA	1,335,695
1,000,000	5.000%, 10/01/26	Aa2/A+/AA	1,266,380
	Total Education		25,549,222
.
	Housing (0.6%)
	Hawaii State Department of Hawaiian
	Home Lands
715,000	5.000%, 04/01/17	A1/NR/A	729,057
1,000,000	5.500%, 04/01/20	A1/NR/A	1,102,530

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (continued)
	State of Hawaii Housing Finance and
	Development Corp., Iwilei Apartments,
	Series A
$1,825,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	$1,942,676
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
1,065,000	4.500%, 01/01/26 FNMA/GNMA
	Collateralized	Aaa/AA+/AAA	1,125,098
	Total Housing		4,899,361

	Medical (5.5%)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue (Hawaii
	Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/A/A+	1,036,745
695,000	5.000%, 07/01/20	A1/A/A+	790,444
750,000	5.000%, 07/01/21	A1/A/A+	876,742
1,000,000	5.000%, 07/01/24	A1/A/A+	1,205,720
685,000	5.000%, 07/01/25	A1/A/A+	820,137
1,355,000	5.000%, 07/01/27	A1/A/A+	1,601,610
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/A/A+	477,679
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Queens Health System) Series A
2,015,000	5.000%, 07/01/20	A1/AA-/NR	2,294,904
1,250,000	5.000%, 07/01/21	A1/AA-/NR	1,462,500
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,798,575
865,000	5.000%, 07/01/23	A1/AA-/NR	1,062,073
2,760,000	5.000%, 07/01/24	A1/AA-/NR	3,451,822
1,310,000	5.000%, 07/01/25	A1/AA-/NR	1,664,525
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,166,388
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,509,800
850,000	5.000%, 07/01/28	A1/AA-/NR	1,058,123
12,790,000	5.000%, 07/01/35	A1/AA-/NR	15,430,623

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Medical (continued)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
$3,575,000	5.125%, 11/15/32	NR/NR/BBB+	$4,013,152
	Total Medical		43,721,562

	Transportation (8.1%)
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35††††	A2/A+/A+	19,046,610
4,025,000	5.625%, 07/01/40	A2/A+/A+	4,593,250
	State of Hawaii Harbor System, Series
	A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	4,925,810
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,454,611
	State of Hawaii Harbor System, Series
	A-AMT
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,283,754
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+/AA	1,010,680
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,053,970
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,544,362
	State of Hawaii Highway Revenue,
	Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	628,585
1,500,000	5.000%, 01/01/25	Aa2/AA+/AA	1,901,010
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,595,955
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,480,250
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,321,250
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,393,150
	Total Transportation		64,233,247

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (0.5%)
	State of Hawaii, Department of Business,
	Economic Development and Tourism
	Green Energy Market Securitization
	Bonds, Series A (Federally Taxable)
$3,655,000	1.467%, 07/01/22	Aaa/AAA/AAA	$3,629,598

	Water & Sewer (11.6%)
	City and County of Honolulu, Hawaii
	Board of Water Supply Water System,
	Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,238,700
1,000,000	5.000%, 07/01/24	Aa2/NR/AA+	1,260,640
1,700,000	5.000%, 07/01/26	Aa2/NR/AA+	2,127,533
800,000	5.000%, 07/01/27	Aa2/NR/AA+	994,592
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,565,892
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,713,363
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,994,784
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,622,920
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	4,158,805
	City and County of Honolulu, Hawaii,
	Wastewater System
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,097,100
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2009 A,
	Unrefunded balance
445,000	5.000%, 07/01/20	Aa2/NR/AA	493,990
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond Resolution)
	Senior Series 2009 A, Unrefunded Balance
530,000	5.000%, 07/01/21	Aa2/NR/AA	588,194
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond Resolution)
	Senior Series 2011A
1,320,000	3.250%, 07/01/20	Aa2/NR/AA	1,422,656

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 A
$1,500,000	5.000%, 07/01/32	Aa2/NR/AA	$1,796,745
1,000,000	5.000%, 07/01/37	Aa2/NR/AA	1,188,720
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,926,825
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	3,034,550
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,253,960
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,365,220
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,213,820
2,000,000	5.000%, 07/01/23	Aa2/NR/AA	2,480,320
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,524,620
2,000,000	5.000%, 07/01/25	Aa2/NR/AA	2,565,620
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,489,700
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,478,820
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2016A
1,000,000	5.000%, 07/01/24	Aa2/NR/AA	1,262,310
4,000,000	5.000%, 07/01/27	Aa2/NR/AA	5,159,280
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,726,720
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,229,762
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	997,917
2,000,000	5.000%, 07/01/22	Aa3/NR/AA-	2,407,900
1,800,000	5.000%, 07/01/24	Aa3/NR/AA-	2,257,164

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2015 A
	(continued)
$4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	$5,093,720
	Total Water & Sewer		91,732,862
	Total Revenue Bonds		268,116,139

	Pre-Refunded\
	Escrowed to Maturity Bonds (18.0%)††
	Pre-Refunded\Escrowed to Maturity
	General Obligation Bonds (10.2%)
	City & County (3.9%)
	City and County of Honolulu, Hawaii,
	Series A, Pre-refunded to 4/01/19 @100
4,080,000	5.000%, 04/01/20	Aa1/NR/AA+	4,493,998
525,000	5.000%, 04/01/25	Aa1/NR/AA+	578,272
1,875,000	5.250%, 04/01/32	Aa1/NR/AA+	2,076,769
	City and County of Honolulu, Hawaii,
	Series A, Pre-refunded to 7/01/17 @100
230,000	5.000%, 07/01/22 AGM Insured	Aa1/AA/AA+	237,066
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	3,092,160
2,620,000	5.000%, 07/01/30 AGM Insured	Aa1/AA/AA+	2,700,486
	County of Hawaii, Pre-refunded to
	7/15/18 @100
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	2,043,657
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,427,518
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,160,543
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,573,109
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	3,908,008
	County of Hawaii, Series A, Pre-refunded
	to 3/01/20 @100
1,000,000	5.000%, 03/01/26	Aa2/AA-/AA-	1,134,670
	County of Hawaii, 2010-Series A,
	Pre-refunded to 3/01/20 @100
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,256,503
	Total City & County		30,682,759

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal	Pre-Refunded\	Moody’s, S&P
Amount	Escrowed to Maturity Bonds (continued)††	and Fitch	Value

	State (6.3%)
	Guam Government, Series A,
	Pre-refunded to 11/15/19 @100
$5,000,000	6.750%, 11/15/29	NR/NR/NR*	$5,883,500
	State of Hawaii, Pre-refunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	761,589
	State of Hawaii, Series DJ, Pre-refunded
	to 04/01/17 @100
1,605,000	5.000%, 04/01/26 AMBAC Insured	Aa1/AA+/AA	1,638,143
	State of Hawaii, Series DJ, Pre-refunded
	to 04/01/17 @100
3,040,000	5.000%, 04/01/23 AMBAC Insured	Aa1/AA/NR	3,102,776
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa1/AA+/NR	2,515,902
6,130,000	5.000%, 04/01/25 AMBAC Insured	Aa1/NR/NR	6,256,584
	State of Hawaii, Series DK, ETM 5/01/18
470,000	5.000%, 05/01/18	NR/NR/NR*	500,625
	State of Hawaii, Series DK, Pre-refunded
	to 05/01/18 @100
6,145,000	5.000%, 05/01/19	NR/NR/NR*	6,545,408
930,000	5.000%, 05/01/20	NR/NR/NR*	990,599
55,000	5.000%, 05/01/20	NR/NR/NR*	58,584
15,000	5.000%, 05/01/20	Aa1/AA+/NR	15,977
1,000,000	4.400%, 05/01/26	Aa1/AA+/AA	1,055,810
	State of Hawaii, Series DN, Pre-refunded
	to 08/01/18 @100
665,000	5.250%, 08/01/25	NR/NR/NR*	717,409
335,000	5.250%, 08/01/25	Aa1/AA+/AA	361,401
	State of Hawaii, Series DQ, Pre-refunded
	to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	7,325,030
3,380,000	5.000%, 06/01/23	Aa1/AA+/AA	3,739,970
600,000	5.000%, 06/01/25	NR/NR/NR*	663,900
400,000	5.000%, 06/01/25	Aa1/AA+/AA	442,600
	State of Hawaii, Series DZ, ETM
710,000	5.000%, 12/01/19	NR/NR/NR*	799,176
	State of Hawaii, Series DZ, Pre-refunded
	to 12/01/21 @100
3,565,000	5.000%, 12/01/26	NR/NR/NR*	4,267,875

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal	Pre-Refunded\	Moody’s, S&P
Amount	Escrowed to Maturity Bonds (continued)††	and Fitch	Value

	State (continued)
	State of Hawaii, Series DZ, Pre-refunded
	to 12/01/21 @100 (continued)
$1,945,000	5.000%, 12/01/28	NR/NR/NR*	$2,328,476
	Total State		49,971,334
	Total Pre-Refunded\ Escrowed to Maturity
	General Obligation Bonds		80,654,093

	Pre-Refunded Revenue Bonds (7.8%)
	Education (0.8%)
	Massachusetts State Health & Educational
	Facilities Authority, Tufts University,
	Series O, Pre-refunded to 08/15/18 @100
4,125,000	5.375%, 08/15/38 .	Aa2/AA-/NR	4,466,468
	University of Hawaii, Pre-refunded to
	10/01/16 @100
2,325,000	5.000%, 10/01/23 AGC-ICC NPFG
	Insured	Aa2/AA/NR	2,325,000
	Total Education		6,791,468

	Transportation (2.9%)
	State of Hawaii Highway Revenue,
	Pre-refunded 01/01/019 @100
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,807,459
	State of Hawaii Highway Revenue, Series
	A, Pre-refunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	7,181,220
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,907,167
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,763,543
	Total Transportation		22,659,389

	Utility (0.3%)
	Houston, Texas Utility System, Pre-refunded
	to 11/15/17 @100
2,000,000	5.000%, 11/15/33 BHAC-CR AGM
	Insured	Aa2/AA+/NR	2,091,800

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)††	Rating Moody’s, S&P and Fitch	Value
	Water & Sewer (3.8%)
	City and County of Honolulu, Hawaii,
	Wastewater System, Pre-refunded to
	07/01/21 @100
$5,360,000	4.500%, 07/01/28	Aa2/NR/AA	$6,204,522
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	5,185,869
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,384,240
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond Resolution)
	Senior Series 2009 A, Pre-refunded
	to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	615,778
1,925,000	5.000%, 07/01/21	NR/NR/NR*	2,135,807
1,565,000	5.000%, 07/01/22	NR/NR/NR*	1,736,383
1,235,000	5.000%, 07/01/22	Aa2/NR/AA	1,370,245
1,845,000	5.000%, 07/01/23	NR/NR/NR*	2,047,046
1,455,000	5.000%, 07/01/23	Aa2/NR/AA	1,614,337
1,395,000	5.000%, 07/01/24	NR/NR/NR*	1,547,766
1,105,000	5.000%, 07/01/24	Aa2/NR/AA	1,226,009
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond Resolution)
	Senior Series 2012 A, Pre-refunded to
	07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,211,970
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,211,970
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2009 A,
	Pre-refunded to 07/01/19 @100
1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,198,271
	Total Water & Sewer		29,690,213
	Total Pre-Refunded Revenue Bonds		61,232,870
	Total Pre-Refunded\
	Escrowed to Maturity Bonds		141,886,963
	Total Municipal Bonds
	(cost $755,493,486)		800,735,990

Shares	Short-Term Investment (1.6%)
12,396,776	Dreyfus Government Cash Management,
	Institutional Shares, 0.30%**
	(cost $12,396,776)	Aaa-mf/AAAm/NR	12,396,776

14 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Value
Total Investments
(cost $767,890,262-note 4) -	103.0%	$813,132,766
Other assets less liabilities -	(3.0)	(23,550,727)
NET ASSETS -	100.0%	$789,582,039

		Percent of
Portfolio Distribution By Quality Rating		Investments†
Aaa of Moody’s		0.6%
Pre-refunded bonds\ ETM bonds††		17.4
Aa of Moody’s or AA of S&P		64.8
A of Moody’s		13.3
BBB of Fitch		0.5
Short-Term Investment- Aaa-mf of Moody’s		1.6
Not rated*		1.8
		100.0%

PORTFOLIO ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
NPFG	National Public Finance Guarantee
NR	Not Rated

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Illiquid security represents 1.9% of net assets.

†	Calculated using the Moody’s rating unless otherwise noted.

††
Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date. Escrowed to Maturity Bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

††††	Security pledged as collateral for the Trust’s delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016 (unaudited)

ASSETS
Investments at value (cost $767,890,262)	$813,132,766
Interest receivable	9,537,316
Receivable for Trust shares sold	1,127,328
Other assets	56,904
Total assets	823,854,314
LIABILITIES
Payable for investment securities purchased	31,951,810
Payable for Trust shares redeemed	1,496,323
Advisory and Administrative fees payable	312,138
Dividends payable	267,278
Distribution and service fees payable	11,883
Accrued expenses payable	232,843
Total liabilities	34,272,275
ASSETS	$789,582,039
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$678,285
Additional paid-in capital	747,920,830
Net unrealized appreciation on investments (note 4)	45,242,504
Accumulated net realized loss on investments	(4,259,580)
	$789,582,039
CLASS A
Net Assets	$683,672,841
Capital shares outstanding	58,734,203
Net asset value and redemption price per share .	$11.64
Maximum offering price per share (100/96 of $11.64)	$12.13
CLASS C
Net Assets	$53,061,261
Capital shares outstanding	4,561,422
Net asset value and offering price per share	$11.63
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.63	*
CLASS Y
Net Assets	$52,847,937
Capital shares outstanding	4,532,900
Net asset value, offering and redemption price per share	$11.66

See accompanying notes to financial statements.

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2016 (unaudited)

Investment Income:

Interest income		$11,194,280

Expenses:

Investment Adviser fees (note 3)	$915,472
Distribution and service fees (note 3)	966,727
Administrator/Business Manager fees (note 3)	875,669
Transfer and shareholder servicing agent fees	262,859
Trustees’ fees and expenses (note 7)	119,645
Legal fees	114,543
Fund accounting fees	76,851
Shareholders’ reports and proxy statements	44,348
Registration fees and dues	26,057
Insurance	18,028
Auditing and tax fees	13,737
Custodian fees	11,289
Chief compliance officer services (note 3)	4,492
Miscellaneous	42,342

Total expenses		3,492,059
Net investment income		7,702,221

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	137,332
Change in unrealized appreciation on
investments	1,877,052

Net realized and unrealized gain
on investments		2,014,384
Net change in net assets resulting from
operations		$9,716,605

See accompanying notes to financial statements.

18 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016
OPERATIONS:
Net investment income	$7,702,221	$16,588,305
Net realized gain (loss) from securities
transactions	137,332	591,989
Change in unrealized appreciation on
investments	1,877,052	4,686,317
Net change in net assets resulting from
operations	9,716,605	21,866,611

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(6,828,172)	(14,673,321)

Class C Shares:
Net investment income	(327,902)	(818,194)

Class Y Shares:
Net investment income	(546,650)	(1,096,785)
Change in net assets from distributions	(7,702,724)	(16,588,300)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	44,516,577	61,458,941
Reinvested dividends and distributions	5,968,431	12,973,689
Cost of shares redeemed	(36,301,583)	(93,222,507)
Change in net assets from capital share
transactions	14,183,425	(18,789,877)

Change in net assets	16,197,306	(13,511,566)

NET ASSETS:
Beginning of period	773,384,733	786,896,299

End of period	$789,582,039	$773,384,733

See accompanying notes to financial statements.

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2016:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$12,396,776
Level 2 – Other Significant Observable
Inputs – Municipal Bonds	800,735,990
Level 3 – Significant Unobservable Inputs	–
Total	$813,132,766

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2016, the Trust decreased additional paid-in capital by $1,251,412 and decreased accumulated net realized loss by $1,251,412. These reclassifications had no effect on net assets or net asset value per share.

i)
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/ Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2016, service fees on Class A Shares amounted to $688,925 of which the Distributor retained $31,303.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $208,352. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $69,450. The total of these payments made with respect to Class C Shares amounted to $277,802 of which the Distributor retained $63,051.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2016, total commissions on sales of Class A Shares amounted to $452,658, of which the Distributor received $46,040.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2016, purchases of securities and proceeds from the sales of securities aggregated $118,214,405 and $86,575,806, respectively.

     At September 30, 2016, the aggregate tax cost for all securities was $767,890,262. At September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $45,609,265 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $366,761 for a net unrealized appreciation of $45,242,504.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

6. Capital Share Transactions

     Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(unaudited)		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,651,896	$30,980,821	3,613,385	$41,467,038
Reinvested distributions	462,183	5,389,749	1,022,981	11,747,048
Cost of shares redeemed	(2,302,814)	(26,880,479)	(5,545,670)	(63,587,511)
Net change	811,265	9,490,091	(909,304)	(10,373,425)
Class C Shares:
Proceeds from shares sold	484,329	5,653,296	820,429	9,416,234
Reinvested distributions	21,270	247,885	53,508	613,860
Cost of shares redeemed	(658,980)	(7,692,043)	(1,655,772)	(18,969,125)
Net change	(153,381)	(1,790,862)	(781,835)	(8,939,031)
Class Y Shares:
Proceeds from shares sold	673,479	7,882,460	919,425	10,575,669
Reinvested distributions	28,285	330,797	53,255	612,781
Cost of shares redeemed	(147,934)	(1,729,061)	(929,623)	(10,665,871)
Net change	553,830	6,484,196	43,057	522,579
Total transactions in Trust
shares	1,211,714	$14,183,425	(1,648,082)	$(18,789,877)

7. Trustees’ Fees and Expenses

     At September 30, 2016, there were 5 Trustees, one of whom is affiliated with the Administrator/Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2016 was $97,209. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2016, such meeting-related expenses amounted to $22,436.

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

9. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2016 the Trust had a capital loss carryover of $4,396,912, of which, $1,089,808 expires in 2017, $3,244,561 expires in 2018, and $62,543 expires in 2019. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31,	March 31,
	2016	2015
Net tax-exempt income	$16,494,404	$19,630,531
Ordinary income	93,896	98,247
	$16,588,300	$19,728,778

     As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$43,365,452
Undistributed tax-exempt income	154,496
Other accumulated losses	(4,396,912)
Other temporary differences (154,491)
$38,968,545

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended 9/30/16		Year Ended March 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.61		$11.53	$11.36	$11.74	$11.64	$11.17
Income (loss) from investment operations:
Net investment income(1)	0.12		0.25	0.30	0.30	0.30	0.34
Net gain (loss) on securities (both
realized and unrealized)	0.03		0.08	0.17	(0.38)	0.10	0.47
Total from investment operations	0.15		0.33	0.47	(0.08)	0.40	0.81
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.25)	(0.30)	(0.30)	(0.30)	(0.34)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.12)		(0.25)	(0.30)	(0.30)	(0.30)	(0.34)
Net asset value, end of period	$11.64		$11.61	$11.53	$11.36	$11.74	$11.64
Total return (not reflecting sales charge)	1.26	%(2)	2.93%	4.14%	(0.63)%	3.49%	7.34%
Ratios/supplemental data
Net assets, end of period (in millions)	$684		$672	$678	$687	$774	$751
Ratio of expenses to average net assets	0.84	%(3)	0.83%	0.81%	0.82%	0.79%	0.74%
Ratio of net investment income to
average net assets	2.00	% (3)	2.20%	2.57%	2.65%	2.58%	2.97%
Portfolio turnover rate	11	% (2)	16%	14%	4%	9%	20%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended 9/30/16		Year Ended March 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.60		$11.52	$11.35	$11.73	$11.63	$11.16
Income (loss) from investment operations:
Net investment income(1)	0.07		0.16	0.20	0.21	0.21	0.25
Net gain (loss) on securities (both
realized and unrealized)	0.03		0.08	0.17	(0.37)	0.10	0.47
Total from investment operations	0.10		0.24	0.37	(0.16)	0.31	0.72
Less distributions (note 9):
Dividends from net investment income	(0.07)		(0.16)	(0.20)	(0.22)	(0.21)	(0.25)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.07)		(0.16)	(0.20)	(0.22)	(0.21)	(0.25)
Net asset value, end of period	$11.63		$11.60	$11.52	$11.35	$11.73	$11.63
Total return (not reflecting CDSC)	0. 85	%(2)	2. 11%	3.31%	(1.38)%	2.67%	6.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$53		$55	$63	$70	$92	$79
Ratio of expenses to average net assets	1.65	%(3)	1.63%	1.61%	1.62%	1.59%	1.54%
Ratio of net investment income to
average net assets	1.19	%(3)	1.40%	1.78%	1.85%	1.77%	2.15%
Portfolio turnover rate	11	% (2)	16%	14%	4%	9%	20%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months Ended 9/30/16		Year Ended March 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.63		$11.55	$11.38	$11.76	$11.66	$11.19
Income (loss) from investment operations:
Net investment income(1)	0.13		0.28	0.32	0.33	0.33	0.36
Net gain (loss) on securities (both
realized and unrealized)	0.03		0.08	0.17	(0.38)	0.10	0.47
Total from investment operations	0.16		0.36	0.49	(0.05)	0.43	0.83
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.28)	(0.32)	(0.33)	(0.33)	(0.36)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.13)		(0.28)	(0.32)	(0.33)	(0.33)	(0.36)
Net asset value, end of period	$11.66		$11.63	$11.55	$11.38	$11.76	$11.66
Total return	1.36	%(2)	3. 14%.	4.34%	(0.43)%	3.69%	7.55%
Ratios/supplemental data
Net assets, end of period (in millions)	$53		$46	$45	$33	$39	$30
Ratio of expenses to average net assets	0.64	%(3)	0.63%	0.61%	0.62%	0.59%	0.54%
Ratio of net investment income to
average net assets	2.20	% (3)	2. 40%	2.77%	2.85%	2.77%	3.17%
Portfolio turnover rate	11	% (2)	16%	14%	4%	9%	20%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

29 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.26%	$1,000.00	$1,012.60	$4.24
Class C	0.85%	$1,000.00	$1,008.50	$8.31
Class Y	1.36%	$1,000.00	$1,013.60	$3.23

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.84%, 1.65% and 0.64% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.86	$4.26
Class C	5.00%	$1,000.00	$1,016.80	$8.34
Class Y	5.00%	$1,000.00	$1,021.86	$3.24

(1)
Expenses are equal to the annualized expense ratio of 0.84%, 1.65% and 0.64% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the “Trust”) was held on September 29, 2016. The holders of shares representing 76% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Diana P. Herrmann	$591,158,182	$11,738,180
Richard L. Humphreys	$589,446,560	$13,449,802
Bert A. Kobayashi, Jr.	$589,814,126	$13,082,236
Glenn P. O’Flaherty	$589,155,892	$13,740,470
Russell K. Okata	$584,414,224	$18,482,138

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

Dollar Amount of Votes:

For	Against	Abstain
$588,758,925	$1,305,263	$12,832,127

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Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator/Business Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2016, $16,494,404 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.4% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2017, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2016 calendar year.

33 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

     Renewal of the Investment Advisory Agreement

     Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2016. The independent Trustees met telephonically on August 25, 2016 and in person on September 29, 2016 to review and discuss the contract review materials.  The Trustees considered, among other things, information presented by the Adviser and by Aquila Investment Management LLC (the “Administrator”). They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 29, 2016, based on their evaluation of the information provided by the Adviser, Administrator and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2017. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

     The nature, extent, and quality of the services provided by the Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio management team employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. It was noted that the portfolio management team, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

     The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

34 | Hawaiian Tax-Free Trust

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

     The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•
the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (seven single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Trust in size and that charge a front-end sales charge and one fund is a no-load fund that also is a Hawaii state-specific tax-free municipal bond fund);

•
the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was less than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance, in each case for the one, three, five and ten-year periods ended June 30, 2016. They also considered that the Trust’s average annual total return was less than the average annual total return of the benchmark index for each of those periods. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. They also noted that less than 1% of the benchmark index consists of Hawaii bonds. The Trustees considered that, as reflected in the Consultant’s Report, the Trust was less volatile, as measured by standard deviation, than the average volatility of the funds in its product category (for the three and five year period ended June 30, 2016).

     The Trustees discussed the Trust’s performance record with the Adviser and considered the Adviser’s view that the Trust’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Trust’s somewhat higher-quality portfolio and lower duration. The Trustees considered that, in periods of volatility, the Trust has historically provided above average returns relative to the funds in the Product Category for Performance. They also considered data provided by the Adviser that reflected that, during turbulent market periods, the Trust historically has tended to outperform other Hawaii municipal bond funds, as well as the Adviser’s view that the better downside protection historically provided by the Trust in volatile markets is consistent with the expectations of the Trust’s shareholders. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

35 | Hawaiian Tax-Free Trust

     Advisory Fees and Trust Expenses

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category forExpenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees noted the independent consultant’s report compared the aggregate advisory and administration fee for the Trust with the advisory fee data for the Peer Group and the Product Category for Expenses. The Trustees considered that the Trust’s contractual advisory fee and the Trust’s aggregate advisory and administration fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels).

     The Trustees noted that the Trust’s actual management fee was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Trust’s actual expenses (for Class A shares) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

     Profitability

     The Adviser and the Administrator each provided materials which showed the profitability to the Adviser and the Administrator, respectively, of their services to the Trust, as well as material provided by the Administrator which showed the profitability to Aquila Distributors LLC (the “Distributor”) of distribution services provided to the Trust.

     The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

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     The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

     Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Administrator/Business Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813

Board of Trustees
Richard L. Humphreys, Chair
Diana P. Herrmann, Vice Chair
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
 4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
 225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee February 2, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer February 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 2, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer February 2, 2017

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.